Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value	$ 9,550	$ 10,316	$ 12,265	$ 11,725	$ 14,569	$ 14,328	$ 16,672	$ 15,804	$ 16,132	$ 17,941	$ 20,508
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C
Accumulated Value	10,000	10,730	12,681	12,041	14,865	14,521	16,780	15,809	16,030	17,719	$ 20,118
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	100,000	108,318	129,224	123,930	154,547	152,542	178,058	169,337	173,471	193,691	$ 222,157
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,000	10,789	12,807	12,223	15,163	14,890	17,294	16,366	16,684	18,529	$ 21,155
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											Class Z
Accumulated Value	10,000	10,845	12,938	12,415	15,481	15,273	17,827	16,962	17,376	19,393	$ 22,242
Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	11,087	13,126	12,602	15,769	15,129	17,379	16,534	16,899	18,509	$ 21,166
Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	11,087	13,126	12,602	15,769	15,129	17,379	16,534	16,899	18,509	$ 21,166
Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	100,000	110,871	131,265	126,021	157,686	151,288	173,792	165,335	168,987	185,085	$ 211,658
Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	11,087	13,126	12,602	15,769	15,129	17,379	16,534	16,899	18,509	$ 21,166
Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	11,087	13,126	12,602	15,769	15,129	17,379	16,534	16,899	18,509	$ 21,166
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	$ 31,532
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	$ 31,532
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	100,000	107,511	131,593	120,129	153,369	177,759	216,541	177,257	219,421	260,389	$ 315,316
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	$ 31,532
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	$ 10,000	$ 10,751	$ 13,159	$ 12,013	$ 15,337	$ 17,776	$ 21,654	$ 17,726	$ 21,942	$ 26,039	$ 31,532